Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000237963 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237963 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237963 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237963 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237963 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237963 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237963 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237963 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237963 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237963 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237963 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237963 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237963 | Exchange-Traded Funds (Etf's)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237963 | Liquefied Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237963 | Natural Gas Liquids Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237963 | Natural Gas Pipelines
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237963 | Gathering & Processing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000237963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000237963 | Crude & Refined Products
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237963 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237963 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237963 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237963 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237963 | InvestmentType_Special Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237961 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237961 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237961 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237961 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237961 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237961 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237961 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237961 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237961 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237961 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237961 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237961 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237961 | Exchange-Traded Funds (Etf's)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237961 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237961 | Liquefied Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237961 | Natural Gas Liquids Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237961 | Natural Gas Pipelines
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237961 | Gathering & Processing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000237961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000237961 | Crude & Refined Products
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237961 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237961 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237961 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237961 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237961 | InvestmentType_Special Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000237962 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237962 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237962 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237962 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237962 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237962 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237962 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237962 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237962 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237962 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237962 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237962 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237962 | Exchange-Traded Funds (Etf's)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237962 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000237962 | Liquefied Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237962 | Natural Gas Liquids Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237962 | Natural Gas Pipelines
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000237962 | Gathering & Processing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000237962 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000237962 | Crude & Refined Products
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000237962 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000237962 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000237962 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000237962 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237962 | InvestmentType_Special Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000004197 | 29273V100 | Energy Transfer, L.P.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004197 | 72651A207 | Plains GP Holdings, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004197 | 16411R208 | Cheniere Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004197 | 682680103 | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004197 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004197 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004197 | 293792107 | Enterprise Products Partners, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004197 | 428103105 | Hess Midstream, L.P., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004197 | 55336V100 | MPLX, L.P.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004197 | 02215L209 | Kinetik Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004197 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004197 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000004197 | Exchange-Traded Funds (Etf's)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004197 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004197 | Liquefied Natural Gas
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000004197 | Natural Gas Liquids Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000004197 | Natural Gas Pipelines
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000004197 | Gathering & Processing
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000004197 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000004197 | Crude & Refined Products
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004197 | InvestmentType_Affiliated Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004197 | InvestmentType_Master Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000004197 | InvestmentType_MLP Related Companies
Holdings [Line Items]
Percent of Net Asset Value	70.90%
C000004197 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004197 | InvestmentType_Special Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.00%